Income Taxes - Schedule of Significant Components of Company's Deferred Taxes (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued liabilities	$ 48,982
Intangible assets	14,009,497	$ 7,993,293
Net operating loss carryforwards	2,430,249	548,247
Share-based compensation	986,534	6,306
Share conversion feature	243,759
Other	3,510	530
Total deferred tax assets	17,722,531	8,548,376
Valuation Allowance	(17,722,531)	(8,403,620)
Net deferred tax assets		144,756
Deferred tax liabilities:
Debt conversion feature		(144,756)
Total:	$ 0	$ 0